SCHEDULE OF ANTI-DILUTIVE EFFECT (Details) - shares	3 Months Ended		10 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Stardust Power Inc [Member]
Restructuring Cost and Reserve [Line Items]
Unvested common stock – shares (Note 3)	339,500	259,000	356,458